BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,913	$ 5,246
principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	13,280
principal repayments | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	452
principal repayments | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	2,931
principal repayments | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	3,519
principal repayments | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	102
principal repayments | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	445
principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	5,831
Deferred financing costs and other accounting adjustments
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (367)